Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 507,799	$ 451,946
Short-term deposits	55,401	76,224
Trade receivables (net of allowances for credit losses of $18,106 and $14,251 as of December 31, 2024 and 2023, respectively)	803,235	721,008
Prepaid expenses and other accounts receivable	89,882	84,670
Inventories	30,728	42,008
Total current assets	1,487,045	1,375,856
NON-CURRENT ASSETS:
Long-term investments and receivables	54,629	52,002
Investments in companies accounted for at equity	39,196	20,796
Property, plant and equipment, net	51,795	52,931
Right-of-use assets	156,225	120,651
Deferred taxes	33,850	46,856
Intangible assets, net	217,076	206,928
Goodwill	975,080	936,581
Total non-current assets	1,527,851	1,436,745
Total assets	3,014,896	2,812,601
CURRENT LIABILITIES:
Loans from banks and others	141,782	145,973
Debentures	86,782	72,885
Current maturities of lease liabilities	45,240	44,064
Trade payables	296,211	258,649
Deferred revenues	173,959	137,643
Employees and payroll accrual	234,845	209,384
Other accounts payable	98,046	73,124
Liabilities in respect of business combinations	9,191	7,954
Put options of non-controlling interests	52,420	35,987
Total current liabilities	1,138,476	985,663
LONG-TERM LIABILITIES:
Loans from banks and others	62,733	90,887
Debentures	188,090	231,541
Lease liabilities	119,586	84,639
Other long-term liabilities	11,708	12,678
Deferred taxes	42,894	59,206
Deferred revenues	12,522	4,873
Liabilities in respect of business combinations	8,751	2,622
Put options of non-controlling interests	30,553	21,880
Employee benefit liabilities	10,238	10,427
Total long-term liabilities	487,075	518,753
COMMITMENTS AND CONTINGENCIES
Share capital:
Ordinary shares of NIS 1 par value Authorized: 25,000,000 shares as of December 31, 2024 and 2023; Issued: 15,901,287 shares as of December 31, 2024 and 2023; Outstanding: 15,332,667 shares as of December 31, 2024 and 2023.	4,351	4,351
Additional paid-in capital	152,652	157,482
Retained earnings	536,014	475,219
Accumulated other comprehensive income	(13,420)	(11,031)
Treasury shares (568,620 shares as of December 31, 2024 and 2023)	(259)	(259)
Total equity attributable to Formula Systems (1985) Ltd. shareholders	679,338	625,762
Non-controlling interests	710,007	682,423
Total equity	1,389,345	1,308,185
Total liabilities and equity	$ 3,014,896	$ 2,812,601